Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Fair Value (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Assets [Member]
Financial assets
Financial assets, Carrying amount	€ 44,028	€ 36,126
Financial assets, Fair value	44,028	36,126
Financial liabilities [Member]
Financial liabilities
Financial liabilities, Carrying amount	127,379	168,510
Financial liabilities, Fair value	€ 132,627	165,030
Level 3 Hierarchy [Member] | Cash and cash equivalents [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 37,869	22,858
Financial assets, Fair value	€ 37,869	22,858
Level 3 Hierarchy [Member] | Trade receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 6,085	9,900
Financial assets, Fair value	€ 6,085	9,900
Level 3 Hierarchy [Member] | Other investments (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 5	5
Financial assets, Fair value	€ 5	5
Level 3 Hierarchy [Member] | Other financial receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 63	3,358
Financial assets, Fair value	€ 63	3,358
Level 3 Hierarchy [Member] | Other financial receivables (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 6	6
Financial assets, Fair value	€ 6	6
Level 3 Hierarchy [Member] | Loans and borrowings (non-current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 9,224
Financial liabilities, Fair value	€ 16,074
Level 3 Hierarchy [Member] | Loans and borrowings (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 24,711	13,333
Financial liabilities, Fair value	€ 26,044	13,333
Level 3 Hierarchy [Member] | Trade payables (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 12,100	29,299
Financial liabilities, Fair value	€ 12,100	29,299
Level 3 Hierarchy [Member] | Trade payables due to related parties (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,045	2,601
Financial liabilities, Fair value	€ 1,045	2,601
Level 3 Hierarchy [Member] | Lease liabilities (non-current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,882	2,336
Financial liabilities, Fair value
Level 3 Hierarchy [Member] | Lease liabilities (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,054	1,144
Financial liabilities, Fair value
Level 3 Hierarchy [Member] | Other payables financial (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 387	215
Financial liabilities, Fair value	€ 387	215
Level 2 Hierarchy [Member] | Warrant liabilities - private [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 13,155	39,997
Financial liabilities, Fair value	€ 13,155	39,997
Level 2 Hierarchy [Member] | Warrant liabilities - Shareholder loan [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 56,733	78,849
Financial liabilities, Fair value	€ 56,733	78,849
Level 2 Hierarchy [Member] | Warrant liabilities - Convertible Notes [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 6,616
Financial liabilities, Fair value	€ 6,616
Level 1 Hierarchy [Member] | Warrant liabilities - public [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 473	734
Financial liabilities, Fair value	€ 473	€ 734